ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 11,337	$ 11,053	$ 6,494
Other comprehensive income (loss)		283	72	(198)
Ownership changes	[1]	(1,740)	2	(419)
Ending balance		13,000	11,337	11,053
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,928	2,116	1,548
Other comprehensive income (loss)		64	36	(32)
Ownership changes	[1]	105	(57)	10
Ending balance		2,252	1,928	2,116
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(144)	(169)	(182)
Other comprehensive income (loss)		(70)	25	13
Ownership changes		(38)	0
Ending balance		(252)	(144)	(169)
Foreign currency translation | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(199)	(221)	(232)
Other comprehensive income (loss)		(63)	22	11
Ownership changes		36	0
Ending balance		(226)	(199)	(221)
FVOCI | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		52	11	9
Other comprehensive income (loss)		24	39	2
Ownership changes		0	2
Ending balance		76	52	11
FVOCI | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		45	9	7
Other comprehensive income (loss)		21	34	2
Ownership changes		0	2
Ending balance		66	45	9
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(88)	(60)	(13)
Other comprehensive income (loss)		110	(28)	(47)
Ownership changes		1	0
Ending balance		23	(88)	(60)
Other | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(77)	(52)	(10)
Other comprehensive income (loss)		99	(25)	(42)
Ownership changes		0	0
Ending balance		22	(77)	(52)
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]	(180)	(218)	(186)
Other comprehensive income (loss)	[2]	64	36	(32)
Ownership changes	[1],[2]	(37)	2
Ending balance	[2]	(153)	(180)	(218)
Accumulated other comprehensive income (loss) | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(231)	(264)	(235)
Other comprehensive income (loss)		57	31	(29)
Ownership changes		36	2
Ending balance		$ (138)	$ (231)	$ (264)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 20 for additional information.